Stock Based Compensation and Common Stock (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Expected average life (years)	7 years	7 years
Expected volatility	75.33%	73.56%
Risk-free interest rate	1.65%	0.06%
Expected dividend yield